Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of disaggregation of revenue

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue recognized at a point in time	31,824,262	51,483,334	75,768,910
Revenue recognized over time	75,186	189,284	143,741
Total	31,899,448	51,672,618	75,912,651

Schedule of reconciliation of balances related to accounts receivable and current and non-current contract liabilities

		Contract
		liabilities,
	Accounts	current and
	receivable	non-current
	RMB	RMB
Balance as of January 1, 2022	24,208	66,527
Increase, net	134,373	358,961
Balance as of December 31, 2022	158,581	425,488
Increase, net	945,869	287,610
Balance as of December 31, 2023	1,104,450	713,098
Increase (decrease), net	639,884	(409,283)
Ending Balance as of December 31, 2024	1,744,334	303,815